Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Class A and Class C Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees[1,2]	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.43	0.43
Shareholder Service Fees[2]	0.25	0.25
Remainder of Other Expenses[3]	0.18	0.18
Acquired Fund (Underlying Fund) Fees and Expenses	0.54	0.54
Total Annual Fund Operating Expenses	2.02	2.52
Fee Waivers and Expense Reimbursements[1],2,4	(0.53)	(0.53)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1] ,2,4	1.49	1.99

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	595	1,006	1,442	2,652
CLASS C SHARES ($)	302	734	1,293	2,816

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	595	1,006	1,442	2,652
CLASS C SHARES ($)	202	734	1,293	2,816

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees[1,2]	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.41	0.43
Shareholder Service Fees[2]	0.25	0.25
Remainder of Other Expenses	0.16	0.18 [3]
Acquired Fund (Underlying Fund) Fees and Expenses	0.53	0.53
Total Annual Fund Operating Expenses	1.99	2.51
Fee Waivers and Expense Reimbursements[1],2,4	(0.49)	(0.49)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,4]	1.50	2.02

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	596	1,001	1,431	2,625
CLASS C SHARES ($)	305	735	1,292	2,809

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	596	1,001	1,431	2,625
CLASS C SHARES ($)	205	735	1,292	2,809

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Select Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.41
Shareholder Service Fees[2]	0.25
Remainder of Other Expenses	0.16
Acquired Fund (Underlying Fund) Fees and Expenses	0.54
Total Annual Fund Operating Expenses	1.75
Fee Waivers and Expense Reimbursements[1,2,3]	(0.53)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.22

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.
2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.
3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	124	499	899	2,019

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.41
Shareholder Service Fees[2]	0.25
Remainder of Other Expenses	0.16
Acquired Fund (Underlying Fund) Fees and Expenses	0.53
Total Annual Fund Operating Expenses	1.74
Fee Waivers and Expense Reimbursements[1,2,3]	(0.49)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements1,[2,3]	1.25

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.
2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.
3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	127	500	898	2,011

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Institutional Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.25
Shareholder Service Fees[2]	0.10
Remainder of Other Expenses	0.15
Acquired Fund (Underlying Fund) Fees and Expenses	0.54
Total Annual Fund Operating Expenses	1.59
Fee Waivers and Expense Reimbursements[1,2,3]	(0.53)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.06

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	108	450	816	1,844

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Shareholder Service Fees[2]	0.10
Remainder of Other Expenses	0.16
Acquired Fund (Underlying Fund) Fees and Expenses	0.53
Total Annual Fund Operating Expenses	1.59
Fee Waivers and Expense Reimbursements[1,2,3]	(0.49)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.10

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	112	454	819	1,848

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

(Class A and Class C Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees[1,2]	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.43	0.43
Shareholder Service Fees[2]	0.25	0.25
Remainder of Other Expenses[3]	0.18	0.18
Acquired Fund (Underlying Fund) Fees and Expenses	0.54	0.54
Total Annual Fund Operating Expenses	2.02	2.52
Fee Waivers and Expense Reimbursements[1],2,4	(0.53)	(0.53)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1] ,2,4	1.49	1.99

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	595	1,006	1,442	2,652
CLASS C SHARES ($)	302	734	1,293	2,816

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	595	1,006	1,442	2,652
CLASS C SHARES ($)	202	734	1,293	2,816

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Growth Fund

(Class A and Class C Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees[1,2]	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.41	0.43
Shareholder Service Fees[2]	0.25	0.25
Remainder of Other Expenses	0.16	0.18 [3]
Acquired Fund (Underlying Fund) Fees and Expenses	0.53	0.53
Total Annual Fund Operating Expenses	1.99	2.51
Fee Waivers and Expense Reimbursements[1],2,4	(0.49)	(0.49)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,4]	1.50	2.02

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	596	1,001	1,431	2,625
CLASS C SHARES ($)	305	735	1,292	2,809

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	596	1,001	1,431	2,625
CLASS C SHARES ($)	205	735	1,292	2,809

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Select Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

(Select Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.41
Shareholder Service Fees[2]	0.25
Remainder of Other Expenses	0.16
Acquired Fund (Underlying Fund) Fees and Expenses	0.54
Total Annual Fund Operating Expenses	1.75
Fee Waivers and Expense Reimbursements[1,2,3]	(0.53)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.22

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.
2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.
3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	124	499	899	2,019

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Select Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Growth Fund

(Select Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.41
Shareholder Service Fees[2]	0.25
Remainder of Other Expenses	0.16
Acquired Fund (Underlying Fund) Fees and Expenses	0.53
Total Annual Fund Operating Expenses	1.74
Fee Waivers and Expense Reimbursements[1,2,3]	(0.49)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements1,[2,3]	1.25

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.
2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.
3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	127	500	898	2,011

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Institutional Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

(Institutional Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.25
Shareholder Service Fees[2]	0.10
Remainder of Other Expenses	0.15
Acquired Fund (Underlying Fund) Fees and Expenses	0.54
Total Annual Fund Operating Expenses	1.59
Fee Waivers and Expense Reimbursements[1,2,3]	(0.53)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.06

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	108	450	816	1,844

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Institutional Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Growth Fund

(Institutional Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2015 to the Prospectus

dated November 1, 2014, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees[1,2]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Shareholder Service Fees[2]	0.10
Remainder of Other Expenses	0.16
Acquired Fund (Underlying Fund) Fees and Expenses	0.53
Total Annual Fund Operating Expenses	1.59
Fee Waivers and Expense Reimbursements[1,2,3]	(0.49)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.10

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 3/1/16.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.55% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract cannot be terminated prior to 3/1/16.

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	112	454	819	1,848

Also effective immediately, the following paragraph is added as the next to last paragraph for each Fund in the “What are the Fund’s main investment strategies?” section and in the “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” section in “More About the Funds”:

Ordinarily, the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE